Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2005

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA and Steven Tael, Ph.D now share primary responsibility for the management of the NACM International Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Tael is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Tael is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has ten years of investment experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2005

Disclosure Relating to the NACM Growth Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA, James Li, Ph.D., CFA and Jane Edmondson now share primary responsibility for the management of the NACM Growth Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Li and Ms. Edmondson is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Li is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has eleven years of investment industry experience.

Ms. Edmondson is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has fifteen years of investment industry experience.

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA and Steven Tael, Ph.D now share primary responsibility for the management of the NACM International Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Tael is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Tael is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has ten years of investment experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2005

Disclosure Relating to the NACM International Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA and Steven Tael, Ph.D now share primary responsibility for the management of the NACM International Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Tael is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Tael is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has ten years of investment experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2005

Disclosure Relating to the NACM Growth Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA, James Li, Ph.D., CFA and Jane Edmondson now share primary responsibility for the management of the NACM Growth Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Li and Ms. Edmondson is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Li is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has eleven years of investment industry experience.

Ms. Edmondson is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has fifteen years of investment industry experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2005

Disclosure Relating to the NACM Growth Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Horacio A. Valeiras, CFA, James Li, Ph.D., CFA and Jane Edmondson now share primary responsibility for the management of the NACM Growth Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Li and Ms. Edmondson is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Li is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2000, he was an investment officer with Accessor Capital Management and a consultant with Frank Russell Company. He has eleven years of investment industry experience.

Ms. Edmondson is a Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 1996, Ms. Edmondson was a financial consultant with Merrill, Lynch, Pierce, Fenner & Smith. She has fifteen years of investment industry experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated March 10, 2006

to the Prospectus for Class R Shares

Dated November 1, 2005

Disclosure Relating to the NACM International Fund

The section of the Prospectus (as revised by the Supplement dated January 9, 2006) captioned “Changes to ‘Management of the Funds’” is revised to indicate that Horacio A. Valeiras, CFA and Steven Tael, Ph.D now share primary responsibility for the management of the NACM International Fund. Mr. Valeiras is the key decision maker for portfolio management and research for the Fund. The Fund will be managed in accordance with the same proprietary systematic models that have been used in the past. Additional information about Messrs. Valeiras and Tael is provided below.

Mr. Valeiras is a Managing Director and the Chief Investment Officer of Nicholas-Applegate responsible for overseeing all investment and trading functions within the firm. Prior to joining Nicholas-Applegate in 2002, he was a managing director of Morgan Stanley Investment Management, London, responsible for developing and overseeing their Global Core Equity and European tactical asset allocation programs. From 1992 through 2000 he was head of International Equity and asset allocation programs with Miller Anderson & Sherrerd. He started in the investment management industry with Credit Suisse First Boston, where he became the director and chief international investment strategist based in their London office. He has eighteen years of investment management experience.

Mr. Tael is a Vice President and Portfolio Manager at Nicholas-Applegate. Prior to joining Nicholas-Applegate in 2005, Mr. Tael was a research analyst for eight years at Mellon Capital Management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. He has ten years of investment experience.